Note 9 - Deposits (Details) - Certificate of Deposit by Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Certificate of Deposit by Maturity [Abstract]
2015	$ 27,311
2016	27,719
2017	19,760
2018	13,322
2019	8,222
$ 96,334